Loan Capital - Movement Reconciliation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Loan capital
Balance as at beginning of year	$ 31,254	$ 29,067
Issuances	3,453	6,527
Maturities, repayments, buy backs and reductions	(1,171)	(2,344)
Total cash movements	2,282	4,183
Fx translation impact	235	1,723
Fair value hedge accounting adjustments	(623)	(3,254)
Other	28	(465)
Total non-cash movements	(360)	(1,996)
Balance as at end of year	33,176	31,254
Parent Entity
Loan capital
Balance as at beginning of year	30,734	29,067
Issuances	2,894	6,007
Maturities, repayments, buy backs and reductions	(1,171)	(2,344)
Total cash movements	1,723	3,663
Fx translation impact	212	1,723
Fair value hedge accounting adjustments	(611)	(3,254)
Other	27	(465)
Total non-cash movements	(372)	(1,996)
Balance as at end of year	$ 32,085	$ 30,734